Affiliated companies and other equity-method investees - Summary of Balances and Transactions with Affiliated Companies and Other Equity-Method Investees (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Subsidiary or Equity Method Investee [Line Items]
Revenues	¥ 1,831,844	¥ 2,079,943	¥ 1,851,760
Non-interest expenses	1,195,456	1,575,901	1,450,902
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies	339,637	333,329
Advances to affiliated companies	5,797	12,376
Other receivables from affiliated companies	6,919	8,856
Other payables to affiliated companies	9,344	4,270
Revenues	411	7,418	5,635
Non-interest expenses	57,687	48,755	49,810
Purchase of software, securities and tangible assets	¥ 26,655	¥ 55,099	¥ 22,904